Label	Element	Value
Hoya Capital Housing ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hoya Capital Housing ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hoya Capital Housing ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Hoya Capital Housing 100TM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” – or indexing – investment approach to track the performance, before fees and expenses, of the Index. The Index was established on August 17, 2018 by Hoya Capital Index Innovations, LLC, the Fund’s index provider (the “Index Provider”), is a rules-based index composed of 100 companies that collectively represent the performance of the U.S. residential housing industry. The Index is designed to track total spending on housing and housing-related services across the United States.

Hoya Capital Housing 100 Index

Construction of the Index begins with the universe of U.S.-listed equity securities. Companies are then screened to keep only those with significant business operations in one of four US Housing Industry Business Segments: 1) Home Ownership and Rental Operations; 2) Home Building and Construction; 3) Home Improvement and Furnishings; and 4) Home Financing, Technology & Services. Companies that meet this criterion are then screened to remove companies that have a low percentage of their shares directly or indirectly available to the public or fail to meet certain liquidity thresholds. The 100 companies remaining after the above screens are met will constitute the “Index Universe.”

Each of the four US Housing Industry Business Segments are weighted in the Index based on an approximation of their relative contribution to US Gross Domestic Product, as defined by the Index Provider at index origination.

The Index rules assign each company in the Index Universe a classification (each, a “US Housing Industry Sector”) based on the percentage of the company’s revenues derived from that particular residential real estate-related business segment. The US Housing Industry Sectors included in the Index and the weight and quantity of components allocated to each US Housing Industry Sector component, as of each Index reconstitution date, are as follows:

Hoya Capital Housing 100™ Index	Index Weight	Number of Constituents	Weight per Constituent
Home Ownership & Rental Operations	30%
Residential REITs & Real Estate Operators		20	1.50%
Home Building & Construction	30%
Homebuilders		10	1.50%
Home Building Products & Materials		20	0.75%
Home Improvement & Furnishings	20%
Home Improvement Retailers		2	3.00%
Home Furnishings & Home Goods		18	0.78%
Home Financing, Technology & Services	20%
Mortgage Lenders & Servicers		16	0.67%
Property, Title & Mortgage Insurers		8	0.67%
Real Estate Technology, Brokerage & Services		6	0.67%
Hoya Capital Housing 100™ Index	100%	100

The Index is reconstituted and rebalanced semi-annually in June and December.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in housing and real estate-related industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in housing and real estate-related industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Investment Risks.”

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Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in housing and real estate-related industries. When the Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not done so.

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Construction and Housing Risk.  The construction and housing industry can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Shares are listed for trading on the NYSE Arca, Inc. and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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Market Capitalization Risk. Compared to large-capitalization companies, small and mid-capitalizations companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

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Models and Data Risk. The composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

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New Fund Risk. The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

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Passive Investment Risk. The Fund is not actively managed, and the Fund’s adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

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Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each rebalance and reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

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Real Estate Investment Risk. Investments in real estate companies involve unique risks. Real estate companies, including REITs and real estate operating companies, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.

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Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.thehousingetf.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thehousingetf.com
Hoya Capital Housing ETF | Hoya Capital Housing ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144

[1]	Estimated for the current fiscal year.